UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Fund Investor Services 1-800-822-5544
                         or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: November 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / NOVEMBER 30, 2009

Western Asset Institutional Money Market Fund Western Asset Institutional Municipal Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Funds’ objective

Western Asset Institutional Money Market Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional Municipal Money Market Fund seeks maximum current income that is exempt from regular federal income taxes* to the extent consistent with preservation of capital and the maintenance of liquidity.

* Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Letter from the chairman	I

Fund at a glance:

Western Asset Institutional Money Market Fund	1

Western Asset Institutional Municipal Money Market Fund	2

Fund expenses	3

Schedules of investments	5

Statements of assets and liabilities	24

Statements of operations	25

Statements of changes in net assets	26

Financial highlights	28

Notes to financial statements	30

Board approval of management and subadvisory agreements	40

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended November 30, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)[i] contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department reported that third quarter 2009 GDP growth was 2.2%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI data subsequently showed that manufacturing expanded from September through November as well.

The housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose for the fourth straight month in September. In addition, the Commerce Department reported that, during October, sales of existing homes reached their highest level in two years.

One area that remained weak—and could hamper the magnitude of economic recovery—was the labor market. While monthly job losses have moderated compared to earlier in the year, the unemployment rate remained elevated during the reporting period. After reaching a twenty-six-year high of 10.2% in October 2009, the unemployment rate fell to 10.0% in November. Since

Legg Mason Partners Institutional Trust  |  I

Letter from the chairman continued

December 2007, the unemployment rate has more than doubled and the number of unemployed workers has risen by 8.2 million.

The Federal Reserve Board (“Fed”)iv continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds rate[v] from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed maintained this stance through the end of 2009. In conjunction with its December 2009 meeting, the Fed said that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.92% and 3.47%, respectively, two- and ten-year Treasury yields initially moved sharply higher (and their prices lower). Two-year yields peaked at 1.42% on June 8, 2009 and ten-year yields peaked at 3.98% on June 10th, before falling and ending the reporting period at 0.67% and 3.21%, respectively. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

During the reporting period, the yields available from money market instruments fluctuated and ultimately moved lower.

Performance review

Western Asset Institutional Money Market Fund

As of November 30, 2009, the seven-day current yield for Institutional Shares[1] of Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) was 0.15% and the seven-day effective yield, which reflects compounding, was 0.15%.[2] Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 0.11% and the seven-day effective yield would have been 0.11%.

[1] Prior to September 28, 2009, Institutional Shares were known as Class A Shares. The fees and expenses associated with this class remain unchanged.

[2]      The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II  |  Legg Mason Partners Institutional Trust

Western Asset Institutional Municipal Money Market Fund

As of November 30, 2009, the seven-day current yield for Institutional Shares[1] of Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) was 0.10% and the seven-day effective yield, which reflects compounding, was 0.10%.[2] Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 0.05% and the seven-day effective yield would have been 0.05%.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

LEGG MASON PARTNERS INSTITUTIONAL TRUST (INSTITUTIONAL SHARES) Yields as of November 30, 2009 (unaudited)

	Seven-Day	Seven-Day
	Current Yield[2]	Effective Yield[2]
Institutional Money Market Fund	0.15%	0.15%
Institutional Municipal Money Market Fund	0.10%	0.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Institutional shares of the Institutional Money Market Fund would have been 0.11%, and the seven-day current yield and the seven-day effective yield for Institutional shares of the Institutional Municipal Money Market Fund would have been 0.05%.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[1] Prior to September 28, 2009, Institutional Shares were known as Class A Shares. The fees and expenses associated with this class remain unchanged.

[2]     The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Institutional Trust  |  III

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

• Fund prices and performance,
• Market insights and commentaries from our portfolio managers, and
• A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your funds

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 24, 2009

IV  |  Legg Mason Partners Institutional Trust

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in each of these Funds. Certain investors in Institutional Municipal Money Market Fund may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please see the Funds’ prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Legg Mason Partners Institutional Trust  |  V

Fund at a glance† (unaudited)

Western Asset Institutional Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2009 and May 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investment is subject to change at any time.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  1

Fund at a glance† (unaudited) continued

Western Asset Institutional Municipal Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2009 and May 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investment is subject to change at any time.

2  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

Fund expenses (unaudited)

Example
As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2009 and held for the six months ended November 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†	EXPENSES PAID DURING THE PERIOD[3]

Western Asset Institutional Money Market Fund - Institutional Shares	0.18%	$1,000.00	$1,001.80	0.25%	$1.25

Western Asset Institutional Municipal Money Market Fund - Institutional Shares	0.09	1,000.00	1,000.90	0.27	1.35

[1]	For the six months ended November 30, 2009.
[2]

Assumes the reinvestment of all distributions, including returns of capital if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Funds are included in the expense ratios. These fees were not covered by any expense cap currently in effect.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  3

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†	EXPENSES PAID DURING THE PERIOD[2]

Western Asset Institutional Money Market Fund - Institutional Shares	5.00%	$1,000.00	$1,023.82	0.25%	$1.27

Western Asset Institutional Municipal Money Market Fund - Institutional Shares	5.00	1,000.00	1,023.71	0.27	1.37

[1]	For the six months ended November 30, 2009.
[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Funds are included in the expense ratios. These fees were not covered by any expense cap currently in effect.

4  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

Schedules of investments (unaudited)
November 30, 2009

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 101.4%

	Bank Note — 1.4%
$25,000,000	Chase Bank USA, 0.190% due 2/4/10	$25,000,000

	Certificates of Deposit — 22.5%
	Bank of America N.A.:
25,000,000	0.600% due 1/14/10	25,000,000
4,500,000	1.220% due 2/8/10	4,505,056
	Bank of Nova Scotia:
25,000,000	1.100% due 12/30/09	25,000,999
20,000,000	0.210% due 1/14/10	20,000,244
25,000,000	Bank of Tokyo Mitsubishi, 0.500% due 2/18/10	25,000,000
35,000,000	Barclays Bank PLC, 0.710% due 2/5/10	35,000,000
	Credit Suisse NY:
20,000,000	1.925% due 4/23/10	20,000,000
25,000,000	0.281% due 7/29/10(a)	25,000,000
25,000,000	Deutsche Bank AG NY, 0.782% due 1/25/10(a)	25,019,529
25,000,000	DnB NOR Bank ASA, 0.350% due 9/10/10(a)	25,000,000
20,000,000	National Bank of Canada, 0.370% due 4/6/10	20,000,000
22,000,000	Nordea Bank Finland PLC, 0.210% due 1/19/10	22,000,000
25,000,000	Rabobank Nederland NY, 0.320% due 6/3/10	25,000,000
20,000,000	Royal Bank of Scotland PLC, 0.470% due 1/22/10	20,005,193
28,000,000	Societe Generale NY, 0.260% due 1/6/10	28,001,119
25,000,000	Svenska Handelsbanken, 0.230% due 2/2/10	25,000,437
24,700,000	Toronto Dominion Bank NY, 0.330% due 3/18/10	24,705,128

	Total Certificates of Deposit	394,237,705

	Commercial Paper — 28.7%
25,000,000	Abbey National NA LLC, 0.210% due 1/5/10(b)	24,994,896
25,000,000	ANZ National International Ltd., 0.512% due 5/14/10(b)(c)	24,941,917
20,000,000	Australia & New Zealand, 0.401% due 1/28/10(b)(c)	19,987,111
20,000,000	Bank of America Corp., 0.321% due 5/10/10(b)	19,971,556
20,000,000	BNZ International Funding Ltd., 0.341% due 4/6/10(b)(c)	19,976,200
	Caisse D’amortissement:
25,000,000	0.531% due 12/28/09(b)	24,990,062
20,000,000	0.230% due 1/25/10(b)	19,992,972
	CBA (Delaware) Finance Inc.:
14,725,000	0.200% due 1/28/10(b)	14,720,255
23,300,000	0.200% due 2/4/10(b)	23,291,586
	Commerzbank U.S. Finance:
25,000,000	0.451% due 12/23/09(b)	24,993,125
20,000,000	0.300% due 1/14/10(b)	19,992,667
20,000,000	Dexia Delaware, 0.350% due 2/18/10(b)	19,984,639
27,200,000	ING U.S. Funding LLC, 0.531% due 1/4/10(b)	27,186,385
25,000,000	National Bank of Canada, 0.220% due 2/2/10(b)	24,990,375
17,500,000	Societe Generale N.A., 0.501% due 3/9/10(b)	17,476,181

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  5

Schedules of investments (unaudited) continued
November 30, 2009

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Commercial Paper — 28.7% continued
	State Street Corp.:
$20,000,000	0.230% due 1/6/10(b)	$19,995,400
25,000,000	0.230% due 1/14/10(b)	24,992,972
20,000,000	Svenska Handelsbanken NY, 0.511% due 12/15/09(b)	19,996,033
25,000,000	Swedish Export Credit, 0.300% due 4/1/10(b)	24,974,792
20,000,000	UBS Finance Delaware LLC, 0.995% due 2/12/10(b)	19,959,850
	Unicredit Delaware:
20,000,000	0.400% due 12/17/09(b)(c)	19,996,444
25,000,000	0.621% due 12/21/09(b)(c)	24,991,389
20,000,000	Westpac Banking Corp., 0.331% due 5/24/10(b)(c)	19,968,100

	Total Commercial Paper	502,364,907

	Corporate Bonds & Notes — 1.0%
7,500,000	Commonwealth Bank of Australia, 0.384% due 7/7/10(a)(c)	7,506,395
10,000,000	National Australia Bank Ltd., 0.725% due 2/8/10(a)(c)	10,010,142

	Total Corporate Bonds & Notes	17,516,537

	Medium-Term Notes — 6.3%
40,252,000	General Electric Capital Corp., 0.419% due 12/15/09(a)	40,254,737
30,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc.,
	0.333% due 1/21/10(a)	30,000,000
40,000,000	US Bancorp, 0.730% due 6/4/10(a)	40,077,366

	Total Medium-Term Notes	110,332,103

	Supranationals/Sovereigns — 4.8%
25,000,000	Inter-American Development Bank, 0.240% due 2/19/10(a)	25,000,000
40,000,000	International Bank for Reconstruction & Development,
	0.231% due 2/1/10(a)	40,000,000
18,600,000	Sweden (Kingdom of), 1.000% due 4/26/10	18,600,000

	Total Supranationals/Sovereigns	83,600,000

	U.S. Government Agencies — 14.6%
	Federal Farm Credit Bank (FFCB):
	Bonds:
25,000,000	1.200% due 12/15/09(a)	25,003,180
5,000,000	0.520% due 5/12/11(a)	5,025,648
15,000,000	0.328% due 5/18/11(a)	15,013,393
	Discount Notes:
20,000,000	0.786% due 1/5/10(b)	19,984,834
15,000,000	0.939% due 2/12/10(b)	14,971,713
40,000,000	Notes, 0.930% due 2/19/10(a)	39,993,843
	Federal Home Loan Bank (FHLB), Bonds:
5,000,000	0.765% due 2/26/10(a)	5,007,395
25,000,000	0.180% due 5/4/10	24,994,553
25,000,000	0.240% due 7/9/10(a)	25,006,121

See Notes to Financial Statements.

6  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 14.6% continued
	Federal Home Loan Mortgage Corp. (FHLMC), Notes:
$30,000,000	0.184% due 7/14/10(a)(d)	$29,997,569
25,000,000	0.314% due 9/3/10(a)(d)	24,994,319
25,000,000	0.350% due 4/1/11(a)(d)	25,037,710

	Total U.S. Government Agencies	255,030,278

	U.S. Government Obligation — 1.5%
25,000,000	U.S. Treasury Notes, 2.125% due 4/30/10	25,201,200

	U.S. Treasury Bills — 7.1%
	U.S. Treasury Bills:
25,000,000	0.709% due 12/17/09(b)	24,992,167
50,000,000	0.155% due 4/15/10(b)	49,970,937
25,000,000	0.150% due 5/13/10(b)	24,983,021
25,000,000	0.150% due 6/3/10(b)	24,981,042

	Total U.S. Treasury Bills	124,927,167

	Repurchase Agreements — 13.5%
100,000,000	Barclays Capital Inc., tri-party repurchase agreement, dated
	11/30/09, 0.150% due 12/1/09; Proceeds at maturity —
	$100,000,417; (Fully collateralized by U.S. government obligation,
	6.875% due 8/15/25; Market value — $102,000,114)	100,000,000
136,697,000	Deutsche Bank Securities Inc., tri-party repurchase agreement,
	dated 11/30/09, 0.160% due 12/1/09; Proceeds at maturity —
	$136,697,607; (Fully collateralized by various U.S. government
	agency obligations, 1.000% to 5.500% due 4/26/11 to 4/16/18;
	Market value — $139,431,188)	136,697,000

	Total Repurchase Agreements	236,697,000

	TOTAL INVESTMENTS — 101.4% (Cost — $1,774,906,897#)	1,774,906,897
	Liabilities in Excess of Other Assets — (1.4)%	(24,101,324)

	TOTAL NET ASSETS — 100.0%	$1,750,805,573

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  7

Schedules of investments (unaudited) continued
November 30, 2009

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.9%

	Alabama — 1.3%
$9,100,000	Birmingham, AL, Medical Clinic Board, University of Alabama Health
	Services Foundation, LOC-SunTrust Bank, 0.400%, 12/2/09(a)	$9,100,000
	Huntsville, AL, Health Care Authority, TECP:
4,800,000	0.300% due 1/20/10	4,800,000
4,400,000	0.350% due 3/2/10	4,400,000

	Total Alabama	18,300,000

	Arizona — 2.2%
14,000,000	Glendale, AZ, IDA, TECP, LOC-Wells Fargo Bank N.A.,
	0.330% due 2/10/10	14,000,000
10,585,000	Tempe, AZ, Transportation Excise Tax Revenue,
	SPA-Royal Bank of Canada, 0.260%, 12/2/09(a)	10,585,000
6,320,000	Yavapai County, AZ, Highway Construction Advancement Revenue,
	LOC-Landesbank Hessen-Thuringen, 0.340%, 12/3/09(a)	6,320,000

	Total Arizona	30,905,000

	Arkansas — 0.3%
1,700,000	Boone County, AR, Hospital Revenue, North Arkansas Regional
	Medical Center Project, LOC-Bank of America N.A., 0.300%, 12/3/09(a)	1,700,000
2,345,000	University of Arkansas, University Revenues, Fayetteville Campus,
	NATL, FGIC, 5.000% due 12/1/09	2,345,000

	Total Arkansas	4,045,000

	California — 4.3%
200,000	ABAG Finance Authority for Nonprofit Corp., CA, Casa De Las
	Campanas, Radian, LOC-JPMorgan Chase, 0.200%, 12/1/09(a)	200,000
	California Statewide CDA, TECP:
3,500,000	0.320% due 2/11/10	3,500,000
4,000,000	0.320% due 3/11/10	4,000,000
	East Bay, CA, MUD Water Systems Revenue, TECP:
12,500,000	0.400% due 12/1/09	12,500,000
10,000,000	0.450% due 12/9/09	10,000,000
3,000,000	0.350% due 2/5/10	3,000,000
1,400,000	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue,
	Sublease Los Angeles International LAX 2, LOC-Societe Generale,
	0.220%, 12/1/09(a)	1,400,000
10,000,000	Metropolitan Water District of Southern California,
	0.320% due 6/1/10(b)	10,000,000
300,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance,
	0.260%, 12/1/09(a)	300,000
5,900,000	Sacramento, CA, USD, COP, FSA, SPA-Dexia Credit Local,
	0.320%, 12/3/09(a)	5,900,000
7,000,000	San Francisco, CA, City & County Public Utilities Commission,
	TECP, LOC-BNP Paribas, 0.350% due 2/10/10	7,000,000
3,000,000	Turlock, CA, COP, Capital Improvement & Refunding Project,
	LOC-Societe Generale, 0.200%, 12/1/09(a)	3,000,000

	Total California	60,800,000

See Notes to Financial Statements.

8  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Colorado — 2.9%
$2,935,000	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank,
	0.270%, 12/3/09(a)	$2,935,000
5,095,000	Colorado Educational & Cultural Facilities Authority Revenue,
	Cole Valley Christian Schools, LOC-U.S. Bank N.A., 0.290%, 12/3/09(a)	5,095,000
	Colorado Health Facilities Authority Revenue:
2,900,000	Catholic Health, SPA-Landesbank Baden-Wurttemberg,
	0.270%, 12/2/09(a)	2,900,000
4,200,000	North Colorado Medical Center Inc. Project, LOC-Wells Fargo Bank N.A.,
	0.200%, 12/1/09(a)	4,200,000
16,600,000	Colorado Springs, CO, Utilities Revenue, Subordinated Lien
	Improvement, SPA-Dexia Credit Local, 0.300%, 12/3/09(a)	16,600,000
8,500,000	Denver, CO, Urban Renewal Authority Tax Increment Revenue,
	Stapleton, LOC-U.S. Bank N.A., 0.250%, 12/3/09(a)	8,500,000
1,080,000	La Plata County, CO, PCR, BP Amoco Project, 0.500% due 3/1/10(c)	1,080,000

	Total Colorado	41,310,000

	Connecticut — 2.0%
21,600,000	Capital City, EDA, Parking & Energy Fee Revenue, SPA-Bank of America,
	0.320%, 12/2/09(a)	21,600,000
7,000,000	New Haven, CT, GO, BAN, 2.000% due 2/15/10	7,014,319

	Total Connecticut	28,614,319

	Delaware — 0.7%
5,430,000	Delaware State, Health Facilities Authority Revenue, Beebe Medical
	Center Project, LOC-PNC Bank, 0.240%, 12/3/09(a)	5,430,000
4,480,000	University of Delaware Revenue, SPA-Landesbank Hessen-Thuringen,
	0.210%, 12/1/09(a)	4,480,000

	Total Delaware	9,910,000

	District of Columbia — 3.0%
	District of Columbia, Revenue:
2,670,000	American Sociological Association, LOC-PNC Bank N.A.,
	0.240%, 12/3/09(a)	2,670,000
14,000,000	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 0.270%, 12/3/09(a)	14,000,000
11,750,000	Hospital for Sick Children, LOC-SunTrust Bank, 0.400%, 12/2/09(a)	11,750,000
6,300,000	Thomas B. Fordham Foundation, LOC-SunTrust Bank, 0.400%, 12/2/09(a)	6,300,000
7,685,000	Vestry Rock Creek Parish, LOC-PNC Bank N.A., 0.240%, 12/3/09(a)	7,685,000

	Total District of Columbia	42,405,000

	Florida — 12.3%
10,000,000	Broward County, FL, School Board, COP, FSA, SPA-Dexia Credit Local,
	0.270%, 12/3/09(a)	10,000,000
7,520,000	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare
	Systems Inc., LOC-Fifth Third Bank, 0.690%, 12/4/09(a)	7,520,000
7,160,000	Florida State Board of Education, GO, 5.000% due 1/1/10	7,186,860
24,510,000	Hillsborough County, FL, School Board COP, Master Lease, NATL,
	LOC-Wachovia Bank N.A., 0.200%, 12/1/09(a)	24,510,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  9

Schedules of investments (unaudited) continued
November 30, 2009

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 12.3% continued
	Jacksonville, FL, Health Facilities Authority, Hospital Revenue:
	Baptist Medical Center Project:
$10,500,000	LOC-Bank of America N.A., 0.200%, 12/1/09(a)	$10,500,000
3,065,000	LOC-Wachovia Bank N.A., 0.200%, 12/1/09(a)	3,065,000
8,100,000	Southern Baptist Hospital, LOC-Wachovia Bank N.A.,
	0.200%, 12/1/09(a)	8,100,000
5,750,000	JEA District, FL, Water & Sewer System Revenue,
	SPA-Banco Bilbao Vizcaya, 0.290%, 12/2/09(a)	5,750,000
	Miami-Dade County, FL:
	IDA:
5,555,000	Educational Facilities Revenue, Belen Jesuit Preparatory School,
	LOC-SunTrust Bank, 0.400%, 12/2/09(a)	5,555,000
3,245,000	Gulliver School Project, LOC-Bank of America, 0.320%, 12/3/09(a)	3,245,000
8,000,000	TECP, LOC-BNP Paribas, Dexia Credit Local, 0.350% due 12/2/09	8,000,000
	Orange County, FL:
5,000,000	Health Facilities Authority Revenue, Hospitals,
	Orlando Regional Healthcare, FSA, SPA-Dexia Credit Local,
	0.350%, 12/1/09(a)	5,000,000
8,200,000	School Board, COP, LOC-Wachovia Bank N.A., 0.200%, 12/1/09(a)	8,200,000
44,130,000	Orlando & Orange County, FL, Expressway Authority, FSA,
	0.250%, 12/3/09(a)	44,130,000
1,900,000	Pinellas County, FL, Health Facilities Authority Revenue,
	Hospital Facilities Bayfront Projects, LOC-SunTrust Bank,
	0.260%, 12/1/09(a)	1,900,000
12,760,000	Tohopekaliga, FL, Water Authority Utility System Revenue,
	LOC-Landesbank Hessen-Thuringen, 0.250%, 12/3/09(a)	12,760,000
10,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue,
	UCF Health Sciences Campus, LOC-Fifth Third Bank,
	0.690%, 12/4/09(a)	10,000,000

	Total Florida	175,421,860

	Georgia — 1.6%
4,000,000	Cherokee County, GA, School System, GO, TAN, 2.000% due 12/31/09	4,005,314
7,000,000	Fayette County, GA, Hospital Authority Revenue Anticipation CTFS,
	Fayette Community Hospital Inc. Project, LOC-SunTrust Bank,
	0.400%, 12/2/09(a)	7,000,000
2,710,000	Fulton County, GA, Development Authority Revenue,
	Atlanta YMCA Project, LOC-SunTrust Bank, 0.400%, 12/2/09(a)	2,710,000
1,470,000	Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project,
	LOC-Wachovia Bank, 0.340%, 12/3/09(a)	1,470,000
300,000	Municipal Electric Authority, GA, Project One, Subordinated, FSA,
	SPA-Dexia Credit Local, 0.330%, 12/2/09(a)	300,000
3,300,000	Savannah, GA, EDA Revenue, Calvary Day School Project,
	LOC-SunTrust Bank, 0.400%, 12/2/09(a)	3,300,000
4,000,000	Thomasville, GA, Hosptial Authority Revenue, Anticipation CTFS,
	John D Archbold Memorial Hospital, LOC-Branch Banking & Trust,
	0.280%, 12/3/09(a)	4,000,000

	Total Georgia	22,785,314

See Notes to Financial Statements.

10  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE

	Illinois — 6.7%
	Chicago, IL:
$5,300,000	GO, SPA-JPMorgan Chase, 0.190%, 12/1/09(a)	$5,300,000
35,100,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	0.300%, 12/2/09(a)	35,100,000
3,000,000	Cook County, IL, Catholic Theological University Project,
	LOC-Harris Trust and Savings Bank, 0.380%, 12/2/09(a)	3,000,000
4,715,000	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy,
	LOC-Fifth Third Bank, 0.600%, 12/3/09(a)	4,715,000
4,500,000	Illinois DFA, Glenwood School for Boys, LOC-Harris Bank,
	0.250%, 12/3/09(a)	4,500,000
	Illinois Finance Authority Revenue:
7,500,000	Educational Facility de Salle Project, LOC-Fifth Third Bank,
	0.690%, 12/4/09(a)	7,500,000
1,500,000	GO, Latin School Project, LOC-JPMorgan Chase, 0.300%, 12/3/09(a)	1,500,000
3,900,000	Illinois College, LOC-U.S. Bank, 0.250%, 12/3/09(a)	3,900,000
	Illinois Health Facilities Authority, Revenue:
1,300,000	Evanston Hospital Corp., LOC-JPMorgan Chase, 0.300%, 12/3/09(a)	1,300,000
2,200,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 0.370%, 12/3/09(a)	2,200,000
12,700,000	Pekin Memorial Hospital and Healthcare Centers,
	LOC-Fifth Third Bank, 0.370%, 12/3/09(a)	12,700,000
7,700,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust
	Museum & Education, LOC-LaSalle Bank N.A., 0.250%, 12/3/09(a)	7,700,000
7,040,000	Saint Xavier University Project, LOC-LaSalle Bank N.A.,
	0.450%, 12/3/09(a)	7,040,000

	Total Illinois	96,455,000

	Indiana — 3.1%
	Indiana Health Facilities Financing Authority, Hospital Revenue:
6,000,000	Deaconess Hospital Inc., LOC-Fifth Third Bank, 0.690%, 12/2/09(a)	6,000,000
5,000,000	Deaconess Hospital Obligation, LOC-Fifth Third Bank,
	0.690%, 12/4/09(a)	5,000,000
8,925,000	Indiana State Development Finance Authority Revenue, Educational
	Facilities, Christel House Inc. Project, LOC-Fifth Third Bank,
	0.690%, 12/4/09(a)	8,925,000
	Indiana State Finance Authority Revenue:
12,000,000	Lease Appropriation, 0.280%, 12/3/09(a)	12,000,000
12,000,000	Marquette Project, LOC-Branch Banking & Trust, 0.300%, 12/3/09(a)	12,000,000
400,000	Lawrenceburg, IN, PCR, Indiana Michigan Power Co., Project,
	LOC-Royal Bank of Scotland, 0.300%, 12/3/09(a)	400,000

	Total Indiana	44,325,000

	Kentucky — 1.6%
200,000	Berea, KY, Educational Facilities Revenue, Berea College Project,
	0.260%, 12/1/09(a)	200,000
7,000,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
	LOC-Fifth Third Bank, 0.280%, 12/3/09(a)	7,000,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  11

Schedules of investments (unaudited) continued
November 30, 2009

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE

	Kentucky — 1.6% continued
$8,800,000	Louisville & Jefferson County, KY, Metropolitan Government, GO, BAN,
	2.500% due 12/1/09	$8,800,000
2,590,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue,
	LOC-U.S. Bank, 0.230%, 12/4/09(a)	2,590,000
4,915,000	Williamstown, KY, League of Cities Funding Trust Lease Revenue,
	LOC-U.S. Bank N.A., 0.230%, 12/4/09(a)	4,915,000

	Total Kentucky	23,505,000

	Louisiana — 1.4%
2,500,000	Louisiana PFA Revenue, Tiger Atletic, LOC-Capital One N.A., FHLB,
	0.200%, 12/3/09(a)	2,500,000
1,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue,
	Loop LLC Project, LOC-SunTrust Bank, 0.260%, 12/1/09(a)	1,000,000
10,000,000	St. James Parish, LA, Revenue, TECP, 0.450% due 1/15/10	10,000,000
7,000,000	St. Tammany Parish, LA, Development District Revenue, Rooms to Go
	St. Tammany LLC, LOC-SunTrust Bank, 0.400%, 12/2/09(a)	7,000,000

	Total Louisiana	20,500,000

	Maryland — 1.9%
1,449,000	John Hopkins University Revenue, TECP, 0.340% due 4/6/10	1,449,000
3,250,000	Maryland Industrial Development Financing Authority,
	LOC-Branch Banking & Trust, 0.280%, 12/3/09(a)	3,250,000
3,000,000	Maryland State Health & Higher EFA Revenue, French International
	School, LOC-SunTrust Bank, 0.400%, 12/2/09(a)	3,000,000
3,100,000	Maryland State Stadium Authority, Sports Facilities Lease, Revenue,
	Refunding, Football Stadium, SPA-Dexia Credit Local, 0.350%, 12/3/09(a)	3,100,000
4,000,000	Maryland State Transportation Authority, Grant & Revenue Anticipation,
	5.000% due 3/1/10	4,043,169
	Montgomery County, MD:
2,100,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local,
	0.190%, 12/1/09(a)	2,100,000
5,300,000	Housing Opportunities Commission, Multi-Family Revenue,
	Housing Development, GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank,
	0.240%, 12/3/09(a)	5,300,000
5,560,000	University of Maryland, University Revenues, 0.550% due 6/1/10(b)	5,560,000

	Total Maryland	27,802,169

	Massachusetts — 3.0%
11,000,000	Malden, MA, GO, BAN, 1.750% due 4/30/10	11,051,670
	Massachusetts Bay Transportation Authority, TECP:
4,400,000	BAN, LOC-Fortis Bank, 0.350% due 3/4/10	4,400,000
15,000,000	LOC-Fortis Bank, 0.400% due 2/9/10	15,000,000
	Massachusetts State:
	DFA Revenue:
500,000	Judge Rotenburg Educational Center, LOC-Fleet National Bank,
	0.250%, 12/2/09(a)	500,000
5,040,000	Wentworth Institute of Technology, LOC-JPMorgan Chase,
	0.270%, 12/3/09(a)	5,040,000

See Notes to Financial Statements.

12  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE

	Massachusetts — 3.0% continued
	HEFA Revenue:
$300,000	Harvard University, 0.200%, 12/3/09(a)	$300,000
500,000	Museum of Fine Arts, SPA-Bank of America N.A.,
	0.210%, 12/1/09(a)	500,000
200,000	Partners Healthcare Systems, SPA-JPMorgan Chase,
	0.200%, 12/3/09(a)	200,000
1,200,000	Williams College, 0.220%, 12/2/09(a)	1,200,000
4,950,000	Swansea, MA, GO, BAN, 2.250% due 10/22/10	5,000,119

	Total Massachusetts	43,191,789

	Michigan — 0.0%
100,000	Michigan Higher Education Facilities Authority, Ltd. Obligation
	University Detroit, 0.240%, 12/1/09(a)	100,000

	Missouri — 2.2%
	Missouri State HEFA:
	Educational Facilities Revenue:
100,000	Washington University, SPA-JPMorgan Chase, 0.170%, 12/1/09(a)	100,000
100,000	Washington University, SPA-JPMorgan Chase, 0.170%, 12/1/09(a)	100,000
	Health Facilities Revenue, SSM Health Care, FSA, SPA-Dexia Credit Local:
5,900,000	0.300%, 12/1/09(a)	5,900,000
11,645,000	0.320%, 12/1/09(a)	11,645,000
10,263,000	Parkside Meadows Inc. Project, LOC-Fifth Third Bank
	0.690%, 12/4/09(a)	10,263,000
3,600,000	Revenue, Washington University, SPA-Wells Fargo Bank N.A.,
	0.240%, 12/1/09(a)	3,600,000
100,000	University of Missouri, University Revenues, System Facilities,
	0.190%, 12/1/09(a)	100,000

	Total Missouri	31,708,000

	Nevada — 0.8%
11,145,000	Carson City, NV, Hospital Revenue, Tahoe Hospital Project,
	LOC-U.S. Bank, 0.260%, 12/3/09(a)	11,145,000
975,000	Las Vegas Valley, NV, Water District, GO, Water Improvement,
	SPA-Dexia Credit Local, 0.300%, 12/1/09(a)	975,000

	Total Nevada	12,120,000

	New Jersey — 3.1%
5,600,000	Delaware River Port Authority of Pennsylvania & New Jersey, Revenue,
	LOC-TD Banknorth N.A., 0.190%, 12/3/09(a)	5,600,000
670,500	Ewing Township, NJ, GO, BAN, 1.250% due 11/5/10	671,422
1,196,500	Franklin Lakes, NJ, GO, BAN, 1.000% due 10/28/10	1,199,514
20,000,000	Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes,
	1.750% due 9/3/10	20,112,220
3,700,000	Mercer County, NJ, GO, BAN, 2.250% due 1/14/10	3,706,101
400,000	New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Inc.,
	LOC-Wells Fargo Bank N.A., 0.170%, 12/1/09(a)	400,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  13

Schedules of investments (unaudited) continued
November 30, 2009

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 3.1% continued
$1,448,078	Ocean Township, NJ, GO, BAN, 1.500% due 3/8/10	$1,450,779
7,500,000	Readington Township, NJ, GO, BAN, 2.000% due 2/4/10	7,518,013
1,333,770	Ringwood Boro, NJ, GO, BAN, 1.250% due 11/5/10	1,337,325
1,924,984	South Orange Village Township, NJ, GO, BAN, 1.750% due 9/9/10	1,936,015

	Total New Jersey	43,931,389

	New Mexico — 0.6%
8,700,000	New Mexico Municipal Energy Acquisition Authority Gas Supply, SPA-Royal Bank of Canada, 0.270%, 12/3/09(a)	8,700,000

	New York — 0.6%
	New York City, NY:
220,000	GO, LOC-Dexia Credit Local, 0.210%, 12/1/09(a)	220,000
2,000,000	MFA Water & Sewer System Revenue, SPA-Fortis Bank S.A., 0.170%, 12/1/09(a)	2,000,000
600,000	New York State Dormitory Authority Revenue, Cornell University, SPA-JPMorgan Chase, 0.210%, 12/1/09(a)	600,000
6,435,000	State of New York, LOC-Dexia Credit Local, 0.330%, 12/2/09(a)	6,435,000

	Total New York	9,255,000

	North Carolina — 4.1%
6,905,000	Board of Governors University, NC, TECP, 0.270% due 12/8/09	6,905,000
3,080,000	Charlotte, NC, COP, Governmental Facilities, SPA-Bank of America N.A., 0.300%, 12/3/09(a)	3,080,000
	Mecklenburg County, NC:
3,040,000	COP, SPA-Depfa Bank PLC, 0.250%, 12/3/09(a)	3,040,000
7,000,000	GO, 0.240%, 12/4/09(a)	7,000,000
	North Carolina Capital Facilities Finance Agency:
1,470,000	Educational Facilities Revenue, Pfeiffer University, LOC-Bank of America, 0.300%, 12/3/09(a)	1,470,000
2,825,000	Lees-McRae College, LOC-Branch Banking & Trust Corp., 0.340%, 12/3/09(a)	2,825,000
	North Carolina Medical Care Commission:
	Health Care Facilities Revenue:
1,995,000	Blue Ridge Healthcare Systems Inc., LOC-Wachoia Bank N.A., 0.200%, 12/1/09(a)	1,995,000
10,185,000	Carol Woods Project, Radian, LOC-Branch Banking & Trust, 0.200%, 12/1/09(a)	10,185,000
5,000,000	First Mortgage Deerfield, LOC-Branch Banking & Trust, 0.280%, 12/3/09(a)	5,000,000
2,500,000	Southeastern Regional Medical Centr, LOC-BB&T Corp., 0.280%, 12/3/09(a)	2,500,000
10,000,000	Raleigh, NC, COP, Downtown Improvement Project, SPA-Depfa Bank PLC, 2.500% due 1/20/10(b)	10,024,931
4,170,000	University of North Carolina, University Revenues, 5.000% due 12/1/09	4,170,000

	Total North Carolina	58,194,931

See Notes to Financial Statements.

14  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Ohio — 3.4%
$4,045,000	Akron, Bath, and Copley, OH, Joint Township Hospital District,
	Health Care Facilities Sumner Project, LOC-KBC Bank N.V.,
	0.350%, 12/3/09(a)	$4,045,000
9,500,000	Clinton County, OH, Hospital Revenue, Facilities Improvement
	Clinton Memorial, LOC-Fifth Third Bank, 0.690%, 12/4/09(a)	9,500,000
9,000,000	Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical
	Center, LOC-Dexia Credit Local, 0.400% due 12/2/09	9,000,000
5,735,000	Ohio State Air Quality Development Authority Revenue, Timken Co.
	Project, LOC-Fifth Third Bank, 0.400%, 12/2/09(a)	5,735,000
5,150,000	Ohio State Water Development Authority, Pollution Control Facilities
	Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC,
	0.230%, 12/2/09(a)	5,150,000
355,000	Pooled Financing Program, LOC-Fifth Third Bank, 0.800%, 12/3/09(a)	355,000
3,750,000	Vandalia Butler, OH, City School District, Montgomery County, GO, BAN,
	School Improvement, 1.500% due 3/1/10	3,756,889
10,535,000	Washington County, OH, Hospital Revenue, Marietta Area Health
	Care Inc., FSA, SPA-Bank One N.A., 0.690%, 12/4/09(a)	10,535,000

	Total Ohio	48,076,889

	Oklahoma — 1.5%
15,830,000	Oklahoma Development Finance Authority Revenue, Inverness
	Village Project, LOC-KBC Bank, 0.290%, 12/3/09(a)	15,830,000
5,660,000	Oklahoma State, Municipal Power Authority, Power Supply System
	Revenue, LOC-Bank of America N.A., 0.200%, 12/1/09(a)	5,660,000

	Total Oklahoma	21,490,000

	Oregon — 2.1%
	Clackamas County, OR, Hospital Facility Authority, TECP:
10,000,000	0.450% due 12/1/09	10,000,000
10,000,000	Providence Health System, 0.320% due 2/17/10	10,000,000
	Oregon State, Facilities Authority, Revenue:
2,900,000	Episcopal School Projects, LOC-U.S. Bank, 0.250%, 12/3/09(a)	2,900,000
1,000,000	Reed College Projects, SPA-Wells Fargo Bank N.A., 0.320%, 12/3/09(a)	1,000,000
5,575,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc.
	Project, LOC-Bank of America, 0.310%, 12/3/09(a)	5,575,000

	Total Oregon	29,475,000

	Pennsylvania — 11.0%
7,525,000	Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.,
	0.340%, 12/3/09(a)	7,525,000
3,850,000	Allegheny County, PA, IDA, Little Sisters of the Poor Project,
	LOC-PNC Bank N.A., 0.240%, 12/3/09(a)	3,850,000
15,300,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy,
	LOC-Barclays Bank PLC, 0.250%, 12/2/09(a)	15,300,000
2,000,000	Crawford County, PA, IDA College Revenue, Allegheny College,
	LOC-PNC Bank N.A., 0.240%, 12/3/09(a)	2,000,000
10,675,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 0.210%, 12/3/09(a)	10,675,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  15

Schedules of investments (unaudited) continued
November 30, 2009

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 11.0% continued
	Geisinger Authority, PA, Health System Revenue:
$800,000	SPA-Northern Trust Co., 0.170%, 12/1/09(a)	$800,000
	SPA-PNC Bank N.A.:
1,000,000	0.190%, 12/1/09(a)	1,000,000
2,100,000	0.190%, 12/1/09(a)	2,100,000
	Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project:
3,365,000	LOC-JPMorgan Chase, 0.200%, 12/1/09(a)	3,365,000
5,175,000	LOC-Wachovia Bank N.A., 0.200%, 12/1/09(a)	5,175,000
4,250,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project,
	LOC-PNC Bank N.A., 0.240%, 12/3/09(a)	4,250,000
	Manheim Township, PA, School District, GO, FSA,
	SPA-Royal Bank of Canada:
400,000	0.290%, 12/3/09(a)	400,000
7,230,000	0.550%, 12/3/09(a)	7,230,000
7,800,000	Montgomery County, PA, IDA Revenue, Lasalle College,
	LOC-PNC Bank N.A., 0.240%, 12/3/09(a)	7,800,000
12,500,000	Pennsylvania Economic Development Financing Authority, TECP,
	LOC-Wachovia Bank N.A., 0.900% due 12/10/09(c)	12,500,000
8,290,000	Pennsylvania Housing Finance Agency, Building Development,
	SPA-PNC Bank N.A., 0.240%, 12/3/09(a)	8,290,000
1,625,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue,
	Refunding, FSA, SPA-JPMorgan Chase, 0.280%, 12/3/09(a)	1,625,000
	Philadelphia, PA:
6,000,000	Authority for IDR, Springside School, LOC-PNC Bank,
	0.240%, 12/3/09(a)	6,000,000
12,100,000	School District, GO, TAN, 2.500% due 6/30/10	12,223,593
7,400,000	TRAN, 2.500% due 6/30/10	7,475,764
2,915,000	Ridley, PA, School District, GO, LOC-TD Bank N.A., 0.250%, 12/3/09(a)	2,915,000
21,100,000	State Public School Building Authority, Albert Gallatin Area Schools,
	FSA, SPA-PNC Bank, 0.300%, 12/3/09(a)	21,100,000
10,000,000	University of Pittsburgh, PA, TECP, 0.270% due 2/2/10	10,000,000
3,710,000	West Cornwall Township Municipal Authority, PA, General Government
	Loan Program, FSA, SPA-Dexia Credit Local, 0.450%, 12/3/09(a)	3,710,000

	Total Pennsylvania	157,309,357

	Puerto Rico — 0.0%
	Commonwealth of Puerto Rico, GO:
400,000	FSA, SPA-Dexia Credit Local, 0.400%, 12/3/09(a)	400,000
200,000	Public Improvements, FSA, LOC-Wachovia Bank N.A.,
	0.170%, 12/1/09(a)	200,000

	Total Puerto Rico	600,000

	South Carolina — 1.2%
2,925,000	Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America,
	0.280%, 12/2/09(a)	2,925,000
9,000,000	South Carolina Association of Governmental Organizations, COP,
	1.500% due 3/1/10	9,024,533

See Notes to Financial Statements.

16  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	South Carolina — 1.2% continued
$4,850,000	South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust, 0.280%, 12/3/09(a)	$4,850,000

	Total South Carolina	16,799,533

	South Dakota — 1.0%
13,565,000	South Dakota Housing Development Authority, Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen, 0.290%, 12/3/09(a)	13,565,000

	Tennessee — 4.1%
	Clarksville, TN:
6,720,000	Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 0.240%, 12/1/09(a)	6,720,000
7,650,000	Water Sewer & Gas Revenue, FSA, SPA-Dexia Credit Local, 0.350%, 12/2/09(a)	7,650,000
11,000,000	Jackson, TN, Health Educational & Housing Facility Board Revenue, Union University Project, LOC-SunTrust Bank, 0.400%, 12/2/09(a)	11,000,000
3,000,000	Knox County, TN, Health, Educational & Housing Facilities Board Hospital Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden, 0.300%, 12/2/09(a)	3,000,000
24,700,000	Memphis, TN, GO, BAN, 2.000% due 5/18/10	24,866,212
5,000,000	Metropolitan Government Nashville & Davidson County, TN, TECP, Water & Sewer Revenue, LOC-JPMorgan Chase, 0.400% due 3/9/10	5,000,000

	Total Tennessee	58,236,212

	Texas — 6.2%
	Austin, TX:
	ISD, TECP, LOC-Bank of America N.A.:
3,300,000	0.350% due 4/6/10	3,300,000
2,400,000	0.350% due 4/7/10	2,400,000
1,200,000	Utility System Revenue, Water & Wastewater System Revenue, FSA, SPA-Landesbank Baden-Wurttemberg, 0.320%, 12/3/09(a)	1,200,000
7,120,000	Carrollton-Farmers Branch, TX, ISD, GO, School Building, PSFG, 3.500% due 2/15/10	7,163,207
	Harris County, TX:
	Cultural Education Facilities Finance Corp.:
14,000,000	Revenue, Methodist Hospital, 0.190%, 12/1/09(a)	14,000,000
	Special Facilities Revenue, Texas Medical Center:
4,100,000	LOC-Compass Bank, 0.420%, 12/3/09(a)	4,100,000
3,590,000	LOC-JPMorgan Chase, 0.190%, 12/1/09(a)	3,590,000
20,000,000	Cultural Educational Facilities Finance Corp., TECP, 0.550% due 1/28/10	20,000,000
1,000,000	Flood Control District, TECP, LOC-Helaba, 0.320% due 12/9/09	1,000,000
	Health Facilities Development Corp., Hospital Revenue:
10,000,000	Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A., 0.200%, 12/1/09(a)	10,000,000
2,400,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit Local, 0.450%, 12/2/09(a)	2,400,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  17

Schedules of investments (unaudited) continued
November 30, 2009

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE
AMOUNT	SECURITY	VALUE

	Texas — 6.2% continued
	Houston, TX:
$2,000,000	GO, TECP, LOC-Banco Bilbao Vizcaya, 0.350% due 2/8/10	$2,000,000
5,000,000	Higher Education Finance Corp., TECP, 0.480% due 12/8/09	5,000,000
1,500,000	TECP, LOC-Bank of New York, 0.330% due 2/2/10	1,500,000
1,100,000	San Antonio, TX, Electric and Gas, TECP, LOC-State Street Bank & Trust Co., Bank of America N.A., 0.320% due 2/10/10	1,100,000
10,000,000	University of Texas System Revenue, TECP, LOC-University of Texas, 0.350% due 2/16/10	10,000,000

	Total Texas	88,753,207

	Utah — 1.9%
	Central Utah Water Conservancy District:
6,855,000	GO, LIQ-Helaba, 0.330%, 12/2/09(a)	6,855,000
6,000,000	Water Revenue, BAN, 2.000% due 7/22/10	6,030,350
3,375,000	Utah County, UT, Heritage Schools Project, LOC-U.S. Bank, 0.310%, 12/3/09(a)	3,375,000
11,100,000	Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase, 0.300%, 12/2/09(a)	11,100,000

	Total Utah	27,360,350

	Vermont — 0.7%
	Vermont Educational & Health Buildings Financing Agency Revenue:
1,550,000	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A., 0.200%, 12/1/09(a)	1,550,000
8,865,000	Southwestern Vermont Medical Center, LOC-Banknorth N.A., 0.200%, 12/1/09(a)	8,865,000

	Total Vermont	10,415,000

	Virginia — 2.2%
	Albemarle County, VA, EDA Hospital Revenue, Martha Jefferson Hospital:
1,000,000	LOC-Branch Banking & Trust, 0.260%, 12/3/09(a)	1,000,000
4,300,000	LOC-Wachovia Bank N.A., 0.200%, 12/1/09(a)	4,300,000
1,600,000	Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank, 0.320%, 12/3/09(a)	1,600,000
2,650,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General Resolution, LOC-Branch Banking & Trust, 0.260%, 12/3/09(a)	2,650,000
4,550,000	Lynchburg, VA, IDA Revenue, Centra Health Inc., NATL, LOC-Branch Banking & Trust, 0.270%, 12/3/09(a)	4,550,000
4,000,000	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, FSA, SPA-Wachovia Bank N.A., 0.200%, 12/1/09(a)	4,000,000
	Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank:
12,295,000	0.200%, 12/1/09(a)	12,295,000
1,000,000	0.200%, 12/1/09(a)	1,000,000

	Total Virginia	31,395,000

	Washington — 2.6%
1,800,000	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America N.A., 0.320%, 12/3/09(a)	1,800,000
2,600,000	Everett, WA, GO, LOC-Bank of America, 0.350%, 12/3/09(a)	2,600,000

See Notes to Financial Statements.

18  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Washington — 2.6% continued
	King County, WA:
$2,000,000	School District No. 405 Bellevue, GO, 5.000% due 12/1/09	$2,000,000
400,000	Sewer Revenue, Junior Lien, LOC-Landesbank Hessen-Thuringen, 0.290%, 12/2/09(a)	400,000
	Washington State:
14,110,000	GO, 3.000% due 2/1/10	14,170,962
	Higher EFA Revenue:
8,685,000	Seattle University Project, LOC-U.S. Bank N.A., 0.250%, 12/3/09(a)	8,685,000
6,000,000	University of Puget Sound Project, LOC-Bank of America, 0.310%, 12/3/09(a)	6,000,000
1,700,000	Housing Finance Commission, United Way of King County Project,
	LOC-Bank of America, 0.350%, 12/3/09(a)	1,700,000

	Total Washington	37,355,962

	Wisconsin — 2.3%
	Wisconsin State:
27,000,000	GO, TECP, 0.500% due 2/1/10	27,000,000
5,900,000	HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A., 0.250%, 12/1/09(a)	5,900,000

	Total Wisconsin	32,900,000

	TOTAL INVESTMENTS — 99.9% (Cost — $1,428,016,281#)	1,428,016,281
	Other Assets in Excess of Liabilities — 0.1%	2,135,364

	TOTAL NET ASSETS — 100.0%	$1,430,151,645

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Maturity date shown represents the mandatory tender date.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  19

Schedules of investments (unaudited) continued
November 30, 2009

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governor
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance — Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MUD	— Municipal Utilities District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes
USD	— Unified School District

See Notes to Financial Statements.

20  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

SUMMARY OF INVESTMENTS BY SECTOR*
Health care	24.7%
Education	20.8
General obligation	13.4
Transportation	7.6
Miscellaneous	7.5
Water & sewer	6.6
Public facilities	4.4
Industrial revenue	3.5
Finance	3.0
Utilities	2.4
Pollution control	1.9
Tax allocation	1.9
Housing: multi-family	1.3
Housing: single family	0.6
Power	0.4
Life care systems	0.0

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2009 and are subject to change.

RATINGS TABLE†
S&P/Moody’s/Fitch‡
A-1, SP-1, VMIG1, MIG1/F1/P-1	93.7%
AA/Aa	2.6
NR	1.8
AAA/Aaa	1.5
A	0.4

100.0%

†	As a percentage of total investments.
‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 22 and 23 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  21

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

22  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  23

Statements of assets and liabilities
November 30, 2009 (unaudited)

	Western Asset Institutional Money Market Fund	Western Asset Institutional Municipal Money Market Fund

ASSETS:
Investments, at value	$1,538,209,897	$1,428,016,281
Repurchase agreements, at value	236,697,000	—
Cash	17	11,152
Interest receivable	1,212,158	2,359,813
Receivable for Fund shares sold	—	4,560
Prepaid expenses	72,131	71,240

Total Assets	1,776,191,203	1,430,463,046

LIABILITIES:
Payable for securities purchased	24,981,042	—
Investment management fee payable	293,684	234,297
Trustees’ fees payable	28,639	17,299
Distributions payable	13,971	3,009
Payable for Fund shares repurchased	—	1,239
Accrued expenses	68,294	55,557

Total Liabilities	25,385,630	311,401

TOTAL NET ASSETS	$1,750,805,573	$1,430,151,645

NET ASSETS:
Par value (Note 4)	$17,517	$14,302
Paid-in capital in excess of par value	1,751,665,589	1,430,309,063
Undistributed net investment income	—	917
Accumulated net realized loss on investments	(877,533)	(172,637)

TOTAL NET ASSETS	$1,750,805,573	$1,430,151,645

Shares Outstanding	1,751,683,106	1,430,176,395
Net Asset Value	$1.00	$1.00

See Notes to Financial Statements.

24  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

Statements of operations
For the Six Months Ended November 30, 2009 (unaudited)

	Western Asset Institutional Money Market Fund	Western Asset Institutional Municipal Money Market Fund

INVESTMENT INCOME:
Interest	$5,565,111	$4,132,616

EXPENSES:
Investment management fee (Note 2)	2,174,654	2,148,035
Treasury Guarantee Program fees (Note 9)	409,565	391,486
Legal fees	85,332	93,119
Registration fees	79,140	70,361
Insurance	24,522	23,252
Audit and tax	22,495	14,899
Trustees’ fees	19,478	15,796
Shareholder reports	16,763	17,221
Transfer agent fees	10,142	13,990
Custody fees	5,985	5,524
Miscellaneous expenses	10,049	5,750

Total Expenses	2,858,125	2,799,433
Less: Fee waivers and/or expense reimbursements (Note 2)	(622,058)	(339,658)

Net Expenses	2,236,067	2,459,775

NET INVESTMENT INCOME	3,329,044	1,672,841

REALIZED GAIN (LOSS) ON INVESTMENTS	4,208	(2,280)

INCREASE IN NET ASSETS FROM OPERATIONS	$3,333,252	$1,670,561

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  25

Statements of changes in net assets
Western Asset Institutional Money Market Fund

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2009 (unaudited) AND THE YEAR ENDED MAY 31, 2009	November 30	May 31

OPERATIONS:
Net investment income	$3,329,044	$45,959,202
Net realized gain (loss)	4,208	(351,455)

Increase in Net Assets From Operations	3,333,252	45,607,747

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(3,329,044)	(45,959,202)

Decrease in Net Assets From Distributions to Shareholders	(3,329,044)	(45,959,202)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	1,572,253,356	4,513,601,596
Reinvestment of distributions	3,072,653	41,854,979
Cost of shares repurchased	(1,675,978,533)	(6,254,096,861)

Decrease in Net Assets From Fund Share Transactions	(100,652,524)	(1,698,640,286)

DECREASE IN NET ASSETS	(100,648,316)	(1,698,991,741)

NET ASSETS:
Beginning of period	1,851,453,889	3,550,445,630

End of period	$1,750,805,573	$1,851,453,889

See Notes to Financial Statements.

26  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

Western Asset Institutional Municipal Money Market Fund

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2009 (unaudited) AND THE YEAR ENDED MAY 31, 2009	November 30	May 31

OPERATIONS:
Net investment income	$1,672,841	$37,672,855
Net realized loss	(2,280)	(170,357)

Increase in Net Assets From Operations	1,670,561	37,502,498

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(1,679,287)	(37,666,409)
Net realized gains	—	(6,446)

Decrease in Net Assets From Distributions to Shareholders	(1,679,287)	(37,672,855)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	1,250,459,227	5,183,893,993
Reinvestment of distributions	1,586,855	34,775,557
Cost of shares repurchased	(1,837,230,092)	(6,339,142,307)

Decrease in Net Assets From Fund Share Transactions	(585,184,010)	(1,120,472,757)

DECREASE IN NET ASSETS	(585,192,736)	(1,120,643,114)

NET ASSETS:
Beginning of period	2,015,344,381	3,135,987,495

End of period*	$1,430,151,645	$2,015,344,381

* Includes undistributed net investment income of:	$917	$7,363

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2009 Semi-Annual Report  |  27

Financial highlights

Western Asset Institutional Money Market Fund

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
INSTITUTIONAL SHARES[1]	2009[2]	2009	2008	2007	2006	2005

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.002	0.019	0.044	0.051	0.039	0.019
Net realized gain (loss)[3]	0.000	(0.000)	(0.000)	(0.000)	0.000	0.000

Total income from operations	0.002	0.019	0.044	0.051	0.039	0.019

LESS DISTRIBUTIONS FROM:
Net investment income	(0.002)	(0.019)	(0.044)	(0.051)	(0.039)	(0.019)
Net realized gains	—	—	—	—	(0.000)[3]	(0.000)[3]

Total distributions	(0.002)	(0.019)	(0.044)	(0.051)	(0.039)	(0.019)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.18%	1.89%†	4.54%	5.19%	3.96%	1.90%

NET ASSETS, END OF PERIOD (MILLIONS)	$1,751	$1,851	$3,550	$5,617	$4,616	$3,202

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.31%[5,6]	0.28%[6]	0.23%	0.24%[7]	0.26%	0.30%
Net expenses[8,9]	0.25 [5,6]	0.15 [6,10]	0.23 [10]	0.23 [7]	0.22	0.22
Net investment income	0.37 [5]	1.98	4.57	5.08	3.96	1.87

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.
[2]	For the six months ended November 30, 2009 (unaudited).
[3]	Amount represents less than $0.001 per share.
[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.26% and 0.20% for the six months ended November 30, 2009 and 0.25% and 0.12% for the year ended May 31, 2009, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.24% and 0.23%, respectively.

[8]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Institutional Shares will not exceed 0.23% until December 31, 2011.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreeements.
†	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

See Notes to Financial Statements.

28  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

Western Asset Institutional Municipal Money Market Fund

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
INSTITUTIONAL SHARES[1]	2009[2]	2009	2008	2007	2006	2005

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.001	0.015	0.029	0.034	0.027	0.015
Net realized gain (loss)[3]	(0.000)	(0.000)	0.000	0.000	(0.000)	0.000

Total income from operations	0.001	0.015	0.029	0.034	0.027	0.015

LESS DISTRIBUTIONS FROM:
Net investment income	(0.001)	(0.015)	(0.029)	(0.034)	(0.027)	(0.015)
Net realized gains	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]

Total distributions	(0.001)	(0.015)	(0.029)	(0.034)	(0.027)	(0.015)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.09%	1.49%	2.98%	3.46%	2.69%	1.50%

NET ASSETS, END OF PERIOD (MILLIONS)	$1,430	$2,015	$3,136	$3,155	$2,557	$2,085

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.31%[5,6]	0.28%[6]	0.25%	0.25%[7]	0.27%	0.31%
Net expenses[8,9]	0.27 [5,6]	0.26 [6]	0.23 [10]	0.23 [7]	0.22	0.23
Net investment income	0.19 [5]	1.53	2.93	3.41	2.68	1.51

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.
[2]	For the six months ended November 30, 2009 (unaudited).
[3]	Amount represents less than $0.001 per share.
[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.23% for the six months ended November 30, 2009 and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.25% and 0.23%, respectively.

[8]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Institutional Shares will not exceed 0.23% until December 31, 2011.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreeements.

See Notes to Financial Statements.

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Notes to financial statements (unaudited)

1. Organization and significant accounting policies
Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through January 19, 2010, the issuance date of the financial statements.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157)(“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

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The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Institutional Money Market Fund

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$1,774,906,897	—	$1,774,906,897

†	See Schedules of Investments for additional detailed categorizations.

Institutional Municipal Money Market Fund

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$1,428,016,281	—	$1,428,016,281

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair

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Notes to financial statements (unaudited) continued

the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Institutional Municipal Money Market Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. The Institutional Municipal Money Market Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance agreements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash deposit with the bank. The amounts are shown as a reduction of expenses in the Statement of Operations.

(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years

32  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, the Funds pay an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to the average daily net assets of each Fund’s Institutional Shares, will not exceed an annual rate of 0.23% until December 31, 2011. These expense limitations cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

During the six months ended November 30, 2009, LMPFA waived a portion of its fee in the amount of $622,058 for Institutional Money Market Fund and $339,658 for Institutional Municipal Money Market Fund.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Funds during the same fiscal year if each of the Funds total annual operating expenses have fallen to a level below the expense limitations (“expense caps”). In no case will the manager recapture any amount that would result, on any particular day of the Funds, in the Funds’ total annual operating expenses exceeding the expense caps.

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Notes to financial statements (unaudited) continued

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities
Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”), requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended November 30, 2009, the Funds did not invest in Swaps, Options or Futures and do not have any intention to do so in the future.

4. Shares of beneficial interest
At November 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Because the Funds have maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and share repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

5. Capital loss carryforward
As of May 31, 2009, the Institutional Money Market Fund had, for federal income tax purposes, a net capital loss carryforward of $881,741, of which $73,166 expires in 2015, $53,191 expires in 2016 and $755,384 expires in 2017. As of May 31, 2009, the Institutional Municipal Money Market Fund had, for federal income tax purposes, a net capital loss carryforward of $170,357, all of which expires in 2017. These amounts will be available to offset any future taxable capital gains.

6. Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Funds, and Citigroup Global Market Inc. (“CGM”), a former distributor of the Funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Funds (the “Affected Funds”).

34  |  Legg Mason Partners Institutional Trust 2009 Semi-Annual Report

The SEC order found that SBFM and Citigroup Global Market Inc. (“CGM”) willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an

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Notes to financial statements (unaudited) continued

independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7. Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Funds, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended

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Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

8. Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A.

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Notes to financial statements (unaudited) continued

Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

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9. Treasury guarantee
The Funds elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Funds elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Funds paid a participation fee of 0.01% of the Funds’ net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap currently in effect.

The Guarantee Program expired as of the close of business on September 18, 2009.

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Board approval of management and subadvisory agreements (unaudited)

Western Asset Institutional Money Market Fund

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-

40  |  Legg Mason Partners Institutional Trust

Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper,

Legg Mason Partners Institutional Trust  |  41

Board approval of management and subadvisory agreements (unaudited) continued

Western Asset Institutional Money Market Fund

Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board

42  |  Legg Mason Partners Institutional Trust

considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were each below the median. The Board noted that the Fund’s actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s Contractual Management Fee is lower than or within the range of the average of the management fees paid by the other funds in the Expense Group at all asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management

Legg Mason Partners Institutional Trust  |  43

Board approval of management and subadvisory agreements (unaudited) continued

Western Asset Institutional Money Market Fund

Fee are triggered. Accordingly, the Fund and its shareholders were realizing economies of scale.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

44  |  Legg Mason Partners Institutional Trust

Western Asset Institutional Municipal Money Market Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional Municipal Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background
The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-

Legg Mason Partners Institutional Trust  |  45

Board approval of management and subadvisory agreements (unaudited) continued

Western Asset Institutional Municipal Money Market Fund
Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board

46  |  Legg Mason Partners Institutional Trust

was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board

Legg Mason Partners Institutional Trust  |  47

Board approval of management and subadvisory agreements (unaudited) continued

Western Asset Institutional Municipal Money Market Fund

considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that its Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2011.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s Contractual Management Fee is lower than or within the range of the average of the management fees paid by the other funds in the Expense Group

48  |  Legg Mason Partners Institutional Trust

at all asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders were realizing economies of scale.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser
The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Legg Mason Partners Institutional Trust  |  49

Western Asset Institutional
Money Market Fund

Western Asset Institutional
Municipal Money Market Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
     Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
 Legg Mason Partners Fund
Advisor, LLC

Subadviser
Western Asset Management
Company

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agents
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered
public accounting firm
 KPMG LLP
345 Park Avenue
New York, New York 10154

Western Asset Institutional Money Market Fund
Western Asset Institutional Municipal Money Market Fund
The Funds are separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

LEGG MASON PARTNERS INSTITUTIONAL TRUST
Legg Mason Funds
55 Water Street
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Institutional Shareholder Services at 1-800-625-4554.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Institutional Shareholder Services at 1-800-625-4554, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Institutional Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

* Ranked eleventh largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC WASX010648 1/10 SR09-992

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half- year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	January 28, 2010

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	January 28, 2010